General (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of general hedge accounting [text block] [Abstract]
Schedule of impact on the consolidated statements of comprehensive income (loss)
	Year ended December 31,
	2020			2019
	As previously reported	As restated	Adjustments	As previously reported	As restated	Adjustments
	U.S. dollars in thousands

Revaluation of warrants to purchase ADS’s	-	(2,172)	(2,172)	-	584	584
Finance income (expenses), net	166	(2,006)	(2,172)	(505)	79	584
Total comprehensive income (loss) for the year	(782)	(2,954)	(2,172)	(1,347)	(763)	584
Basic and diluted earnings (loss) per share (in U.S. dollars):	(0.002)	(0.006)	(0.004)	(0.003)	(0.001)	0.002

	Year ended December 31,
	2018
	As previously reported	As restated	Adjustments
	U.S. dollars in thousands

Revaluation of warrants to purchase ADS’s	974	1,618	644
Finance income (expenses), net	3,779	4,423	644
Total comprehensive income (loss) for the year	2,986	3,630	644
Basic and diluted earnings (loss) per share (in U.S. dollars):	0.006	0.007	0.001

Schedule of impact on the consolidated statements of financial position
	December 31,
	2020			2019
	As previously reported	As restated	Adjustments	As previously reported	As restated	Adjustments
	U.S. dollars in thousands

Non-current liabilities	-	2,637	2,637	-	465	465
Additional paid in capital	147,708	146,015	(1,693)	147,708	146,015	(1,693)
Accumulated deficit	(154,661)	(155,605)	(944)	(153,930)	(152,702)	1,228
Total equity	6,249	3,612	(2,637)	6,980	6,515	(465)
	January 1, 2019
	As previously reported	As restated	Adjustments
	U.S. dollars in thousands

Non-current liabilities	-	1,049	1,049
Additional paid in capital	147,708	146,015	(1,693)
Accumulated deficit	(152,588)	(151,944)	644
Total equity	8,322	7,273	(1,049)